Note 3 - Revenue Recognition	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
NOTE
3
– REVENUE RECOGNITION

Revenue from Product Sales

The Company’s revenue consists primarily of sales of the STREAMWAY System, as well as sales of the proprietary cleaning fluid and filters for use with the STREAMWAY System. The Company sells its products directly to hospitals and other medical facilities using employed sales representatives and independent contractors.

Purchase orders, which are governed by sales agreements in all cases, state the final terms for unit price, quantity, shipping and payment terms. The unit price is considered the observable stand-alone selling price for the arrangements. The Company sales agreement, Terms and Conditions, is a dually executed contract providing explicit criteria supporting the sale of the STREAMWAY System. The Company considers the combination of a purchase order and the Terms and Conditions to be a customer’s contract in all cases.

The Company recognizes revenue when it satisfies a performance obligation by transferring control of the promised goods or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from the customers and remits the entire amounts to the governmental authorities. The Company has elected the accounting policy to exclude sales taxes from revenue and expenses.

Product sales consist of a single performance obligation that the Company satisfies at a point in time. The Company recognizes product revenue when the following events have occurred: (a) the Company has transferred physical possession of the products, (b) the Company has a present right to payment, (c) the customer has legal title to the products, and (d) the customer bears significant risks and rewards of ownership of the products. Based on the shipping terms specified in the sales agreements and purchase orders, these criteria are generally met when the products are shipped from the Company’s facilities (“FOB origin”, which is the Company’s standard shipping terms). As a result, the Company determined that the customer is able to direct the use of, and obtain substantially all of the benefits from, the products at the time the products are shipped. The Company may,
at its discretion, negotiate different shipping terms with customers which may
affect the timing of revenue recognition. The Company’s standard payment terms for its customers are generally
30
to
60
days after the Company transfers control of the product to its customer. The Company allows returns of defective disposable merchandise if the customer requests a return merchandise authorization from the Company.

Customers
may
also purchase a maintenance plan from the Company, which requires the Company to service the STREAMWAY System for a period of one
year subsequent to the
one
-year anniversary date of the original STREAMWAY System invoice. The maintenance plan is considered a separate performance obligation from the product sale, is charged separately from the product sale, and is recognized over time (ratably over the one
-year period) as maintenance services are provided. A time-elapsed output method is used to measure progress because the Company transfers control evenly by providing a stand-ready service. The Company has determined that this method provides a faithful depiction of the transfer of services to its customers.

All amounts billed to a customer in a sales transaction related to shipping and handling, if any, represent revenues earned for the goods provided, and these amounts have been included in revenue. Costs related to such shipping and handling billing are classified as cost of goods sold.

Variable Consideration

The Company records revenue from distributors and direct end customers in an amount that reflects the transaction price it expects to be entitled to after transferring control of those goods or services. The Company’s current contracts do not
contain any features that create variability in the amount or timing of revenue to be earned.

Warranty

The Company generally provides
one
-year warranties against defects in materials and workmanship and will either repair the products or provide replacements at no
charge to customers. As they are considered assurance-type warranties, the Company does not
account for them as separate performance obligations. Warranty reserve requirements are based on a specific assessment of the products sold with warranties where a customer asserts a claim for warranty or a product defect.

Contract Balances

The Company records a receivable when it has an unconditional right to receive consideration after the performance obligations are satisfied. As of
September 30, 2018,
and
December 31, 2017,
accounts receivable totaled
$238,598
and
$137,499,
respectively. For the
three
and
nine
months ended
September 30, 2018,
the Company did
not
incur material impairment losses with respect to its receivables.

The Company deferred revenues related primarily to maintenance plans of
$15,306
and
$6,663
as of
September 30, 2018
and
December 31, 2017,
respectively.

Practical Expedients

The Company has elected the practical expedient
not
to determine whether contracts with customers contain significant financing components.